Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Disclosure of assets measured at fair value, reconciliation of changes in items and assets not measured at fair value
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2021				2020
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€71	€21	€13	€105	€—	€—	€—	€—
Financial securities and equity instruments measured at FVPL	13	878	—	129	1,007	604	—	111	715
Derivative financial assets	17	5	48	—	53	—	3	—	3
Derivative operating assets	17	—	754	1	755	—	149	—	149
Collateral deposits	13	32	—	15	47	—	—	1	1
Receivables from financing activities	16	—	—	252	252	—	—	—	—
Trade receivables	16	—	5	—	5	—	—	—	—
Other receivables	16	2	218	134	354	—	200	187	387
Investment held for sale		49	—	—	49	—	—	—	—
Money market securities	18	24,732	298	12	25,042	16,258	237	—	16,495
Total Assets		€25,769	€1,344	€556	€27,669	€16,862	€589	€299	€17,750
Derivative financial liabilities	17	—	93	2	95	—	26	—	26
Derivative operating liabilities	17	—	497	9	506	—	45	—	45
Total Liabilities		€—	€590	€11	€601	€—	€71	€—	€71
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2021	€—	€111	€—	€1	€—	€187
FCA - PSA merger	473	28	—	—	—	63
Gains/(Losses) recognized in Consolidated Income Statement	—	20	—	—	—	(13)
Losses recognized in Other comprehensive income/(loss)	—	1	—	—	—	(2)
Issues/Settlements	(221)	(57)	—	—	—	(61)
Purchases/Sales	—	39	(11)	14	12	29
Transfers from Level 3	—	—	—			(69)
At December 31, 2021	€252	€142	€(11)	€15	€12	€134

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2020	€—	€196	€—	€—	€—	€207
Losses recognized in Consolidated Income Statement	—	(12)	—	—	—	(17)
Gains recognized in Other comprehensive income/(loss)	—	3	—	—	—	(4)
Issues/Settlements	—	(46)	—	—	—	—
Purchases/Sales	—	(30)	—	1	—	1
Transfers from Level 3	—	—	—			—
At December 31, 2020	€—	€111	€—	€1	€—	€187
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2021		2020
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,247	€1,244	€30	€30
Retail financing		1,438	1,444	1	1
Finance lease		5	5	0	0
Other receivables from financing activities		701	701	431	431
Total Receivables from financing activities(1)	16	€3,391	€3,394	€462	€462

Asset backed financing		€993	€993	€260	€260
Notes		18,493	18,790	8,070	8,627
Borrowings from banks & Other debt		11,610	11,573	3,569	3,586
Total Debt, excluding Lease liabilities	22	€31,096	€31,356	€11,899	€12,473
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL

Disclosure of liabilities measured at fair value, reconciliation of changes in items and liabilities not measured at fair value
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2021				2020
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€71	€21	€13	€105	€—	€—	€—	€—
Financial securities and equity instruments measured at FVPL	13	878	—	129	1,007	604	—	111	715
Derivative financial assets	17	5	48	—	53	—	3	—	3
Derivative operating assets	17	—	754	1	755	—	149	—	149
Collateral deposits	13	32	—	15	47	—	—	1	1
Receivables from financing activities	16	—	—	252	252	—	—	—	—
Trade receivables	16	—	5	—	5	—	—	—	—
Other receivables	16	2	218	134	354	—	200	187	387
Investment held for sale		49	—	—	49	—	—	—	—
Money market securities	18	24,732	298	12	25,042	16,258	237	—	16,495
Total Assets		€25,769	€1,344	€556	€27,669	€16,862	€589	€299	€17,750
Derivative financial liabilities	17	—	93	2	95	—	26	—	26
Derivative operating liabilities	17	—	497	9	506	—	45	—	45
Total Liabilities		€—	€590	€11	€601	€—	€71	€—	€71
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2021	€—	€111	€—	€1	€—	€187
FCA - PSA merger	473	28	—	—	—	63
Gains/(Losses) recognized in Consolidated Income Statement	—	20	—	—	—	(13)
Losses recognized in Other comprehensive income/(loss)	—	1	—	—	—	(2)
Issues/Settlements	(221)	(57)	—	—	—	(61)
Purchases/Sales	—	39	(11)	14	12	29
Transfers from Level 3	—	—	—			(69)
At December 31, 2021	€252	€142	€(11)	€15	€12	€134

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2020	€—	€196	€—	€—	€—	€207
Losses recognized in Consolidated Income Statement	—	(12)	—	—	—	(17)
Gains recognized in Other comprehensive income/(loss)	—	3	—	—	—	(4)
Issues/Settlements	—	(46)	—	—	—	—
Purchases/Sales	—	(30)	—	1	—	1
Transfers from Level 3	—	—	—			—
At December 31, 2020	€—	€111	€—	€1	€—	€187
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2021		2020
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,247	€1,244	€30	€30
Retail financing		1,438	1,444	1	1
Finance lease		5	5	0	0
Other receivables from financing activities		701	701	431	431
Total Receivables from financing activities(1)	16	€3,391	€3,394	€462	€462

Asset backed financing		€993	€993	€260	€260
Notes		18,493	18,790	8,070	8,627
Borrowings from banks & Other debt		11,610	11,573	3,569	3,586
Total Debt, excluding Lease liabilities	22	€31,096	€31,356	€11,899	€12,473
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL